Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.2%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	$ 3,126,037	$ 3,042,065
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	10,968,383	10,659,367
Series 2021-1H, Class C,
2.35%, 10/20/2040 (A)	4,969,175	4,832,967
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2,
1.94%, 08/15/2046 (A)	9,300,000	8,952,148
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month LIBOR + 1.14%, 1.40% (B), 07/22/2032 (A)	10,000,000	10,003,790
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month LIBOR + 1.14%, 1.38% (B), 07/15/2032 (A)	10,000,000	10,005,910
Apidos CLO XXXI
Series 2019-31A, Class BR,
3-Month LIBOR + 1.55%, 1.79% (B), 04/15/2031 (A)	9,500,000	9,504,731
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	7,603,520	7,470,034
BXG Receivables Note Trust
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	1,483,143	1,483,004
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	3,038,192	3,054,129
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	6,849,518	6,723,064
CF Hippolyta LLC
Series 2020-1, Class B1,
2.28%, 07/15/2060 (A)	5,983,273	5,908,706
CIFC Funding Ltd.
Series 2015-2A, Class BR2,
3-Month LIBOR + 1.50%, 1.74% (B), 04/15/2030 (A)	16,300,000	16,300,294
CWABS, Inc. Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.15%, 0.26% (B), 03/25/2047	3,763,783	3,722,322
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	2,411,143	2,413,277
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	3,363,060	3,394,159
Series 2021-1A, Class B,
2.05%, 11/21/2033 (A)	3,014,407	2,988,582
Series 2021-1A, Class C,
2.70%, 11/21/2033 (A)	2,813,446	2,818,950
DT Auto Owner Trust
Series 2020-1A, Class B,
2.16%, 05/15/2024 (A)	1,655,302	1,659,214

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 1.96% (B), 10/22/2025 (A)	$ 411,985	$ 412,354
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 1.80% (B), 04/20/2027 (A)	4,558,557	4,558,644
Hilton Grand Vacations Trust
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	4,698,678	4,721,576
Series 2020-AA, Class A,
2.74%, 02/25/2039 (A)	3,793,709	3,861,959
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	4,717,920	4,765,376
Mountain View CLO Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 1.69% (B), 10/15/2026 (A)	463,673	463,795
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	3,775,317	3,772,270
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	4,497,556	4,457,491
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (A)	5,458,653	5,355,673
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	4,549,593	4,618,227
Nelnet Student Loan Trust
Series 2021-A, Class APT1,
1.36%, 04/20/2062 (A)	8,300,706	8,117,759
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (A)	20,000,000	19,956,150
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	19,567,000	19,449,150
Series 2020-T1, Class CT1,
2.27%, 08/15/2053 (A)	1,780,000	1,765,418
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	15,000,000	14,910,396
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	12,000,000	11,992,092
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (A)	1,500,000	1,497,856
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (A)	1,500,000	1,499,285
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	13,825,916	13,822,823
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	1,215,673	1,215,980
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	2,917,340	2,931,175
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,969,985	1,990,381
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	3,870,384	3,898,366
OZLM Funding IV Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 1.96% (B), 10/22/2030 (A)	6,000,000	6,002,004

Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
PennantPark CLO III Ltd.
Series 2021-3A, Class A1,
3-Month LIBOR + 1.62%, 1.75% (B), 10/22/2032 (A)	$ 15,000,000	$ 14,999,745
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class B,
3.65%, 06/20/2035 (A)	3,762,375	3,810,787
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	1,701,107	1,742,435
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,662,832	1,696,592
Series 2019-2A, Class C,
3.12%, 05/20/2036 (A)	2,938,789	2,943,531
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	3,868,088	3,821,783
Series 2020-2A, Class C,
3.51%, 07/20/2037 (A)	3,384,577	3,410,235
Series 2021-1A, Class B,
1.34%, 11/20/2037 (A)	8,235,328	8,097,707
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (A)	6,550,000	6,532,741
TICP CLO III Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 1.60% (B), 04/20/2028 (A)	10,000,000	10,002,170
Towd Point Mortgage Trust
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	156,175	156,115
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	2,533,903	2,549,711
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	1,691,015	1,701,445
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	3,511,451	3,540,493
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	4,617,346	4,649,304
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	7,763,942	7,841,580
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	4,598,869	4,641,233
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	12,229,100	12,441,835
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	4,583,497	4,711,027
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	9,575,515	9,737,355
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	12,481,235	12,363,427
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	7,270,000	7,096,298
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	7,252,217	7,278,123
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	2,011,141	2,023,934
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month LIBOR + 1.55%, 1.80% (B), 07/20/2029 (A)	10,000,000	10,000,910
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 1.75% (B), 04/20/2028 (A)	15,000,000	15,001,605

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO Ltd. (continued)
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.87% (B), 10/20/2029 (A)	$ 15,000,000	$ 15,002,580

Total Asset-Backed Securities (Cost $440,440,216)		438,767,614

CORPORATE DEBT SECURITIES - 68.3%
Aerospace & Defense - 1.1%
Boeing Co.
1.43%, 02/04/2024	8,549,000	8,463,030
1.95%, 02/01/2024	9,965,000	10,008,752
Huntington Ingalls Industries, Inc.
0.67%, 08/16/2023 (A)	9,907,000	9,740,800
L3 Harris Technologies, Inc.
3.85%, 06/15/2023	9,968,000	10,263,540

		38,476,122

Air Freight & Logistics - 0.3%
GXO Logistics, Inc.
1.65%, 07/15/2026 (A)	10,966,000	10,525,057

Airlines - 1.2%
American Airlines Pass-Through Trust
4.38%, 04/01/2024	3,110,598	3,120,076
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	6,212,000	6,365,603
Delta Air Lines, Inc.
3.80%, 04/19/2023	9,957,000	10,054,132
Southwest Airlines Co.
5.25%, 05/04/2025	16,194,000	17,671,359
US Airways Pass-Through Trust
3.95%, 05/15/2027	3,898,526	3,897,596

		41,108,766

Auto Components - 1.1%
BorgWarner, Inc.
5.00%, 10/01/2025 (A)	25,318,000	27,866,366
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	10,304,000	10,651,760

		38,518,126

Banks - 16.0%
AIB Group PLC
4.75%, 10/12/2023 (A)	8,438,000	8,815,569
Banco Santander SA
Fixed until 06/30/2023, 0.70% (B), 06/30/2024	13,000,000	12,854,139
2.71%, 06/27/2024	8,400,000	8,557,407
3.85%, 04/12/2023	4,600,000	4,726,225
Bank of America Corp.
3-Month LIBOR + 0.77%, 0.91% (B), 02/05/2026	9,968,000	10,079,529
SOFR + 0.97%, 1.02% (B), 07/22/2027	10,966,000	11,077,271
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	32,239,000	32,733,342
Banque Federative du Credit Mutuel SA
0.65%, 02/27/2024 (A)	10,000,000	9,782,631
2.13%, 11/21/2022 (A)	4,991,000	5,039,336
Barclays PLC
3-Month LIBOR + 1.38%, 1.54% (B), 05/16/2024	13,510,000	13,690,379
5.20%, 05/12/2026	13,335,000	14,582,889
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	14,522,000	14,396,870

Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA
SOFR + 0.57%, 0.62% (B), 01/14/2025	$ 11,000,000	$ 11,006,160
5.15%, 07/21/2024 (A)	14,000,000	14,903,274
Canadian Imperial Bank of Commerce
0.45%, 06/22/2023	10,895,000	10,766,480
Fixed until 07/22/2022, 2.61% (B), 07/22/2023	4,425,000	4,453,762
Citigroup, Inc.
SOFR + 0.69%, 0.73% (B), 01/25/2026	18,049,000	18,092,624
3-Month LIBOR + 1.02%, 1.19% (B), 06/01/2024	14,675,000	14,810,588
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	8,692,250
Cooperatieve Rabobank UA
2.63%, 07/22/2024 (A)	10,000,000	10,201,728
Credit Agricole SA
4.38%, 03/17/2025 (A)	9,207,000	9,724,074
Credit Suisse AG
SOFR + 0.39%, 0.44% (B), 02/02/2024	16,749,000	16,753,037
3.63%, 09/09/2024	6,936,000	7,246,520
6.50%, 08/08/2023 (A)	5,462,000	5,827,517
Danske Bank A/S
Fixed until 09/10/2024, 0.98% (B), 09/10/2025 (A)	11,000,000	10,677,712
1.23%, 06/22/2024 (A)	10,000,000	9,874,357
Fifth Third Bancorp
3.65%, 01/25/2024	10,000,000	10,363,010
First-Citizens Bank & Trust Co.
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	6,927,000	7,075,979
HSBC Holdings PLC
Fixed until 08/17/2023, 0.73% (B), 08/17/2024	11,000,000	10,824,424
3-Month LIBOR + 1.00%, 1.16% (B), 05/18/2024	10,000,000	10,093,500
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A)	11,000,000	11,300,613
3.38%, 01/12/2023 (A)	5,000,000	5,085,387
JPMorgan Chase & Co.
SOFR + 0.58%, 0.63% (B), 03/16/2024	10,000,000	10,019,867
SOFR + 0.89%, 0.93% (B), 04/22/2027	14,954,000	15,088,736
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	6,481,000	6,683,573
3.88%, 09/10/2024	4,920,000	5,173,016
Fixed until 12/05/2023, 4.02% (B), 12/05/2024	10,000,000	10,405,762
Lloyds Banking Group PLC
Fixed until 05/11/2023, 0.70% (B), 05/11/2024	10,000,000	9,893,193
4.50%, 11/04/2024	10,740,000	11,359,354
Natwest Group PLC
6.00%, 12/19/2023	12,464,000	13,380,056
6.13%, 12/15/2022	4,985,000	5,186,131
Nordea Bank Abp
1.00%, 06/09/2023 (A)	8,797,000	8,764,805
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	7,811,000	8,180,755
Santander UK Group Holdings PLC
4.75%, 09/15/2025 (A)	2,357,000	2,526,614
Santander UK PLC
5.00%, 11/07/2023 (A)	10,000,000	10,512,400
Skandinaviska Enskilda Banken AB
0.65%, 09/09/2024 (A)	22,000,000	21,400,147
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (B), 01/12/2025 (A)	5,000,000	4,890,434

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC (continued)
Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	$ 10,220,000	$ 10,203,360
Swedbank AB
1.30%, 06/02/2023 (A)	9,000,000	8,992,088
Synovus Bank
Fixed until 02/10/2022, 2.29% (B), 02/10/2023	9,052,000	9,053,868
Truist Bank
SOFR + 0.73%, 0.78% (B), 03/09/2023	7,250,000	7,281,959
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	8,885,000	8,719,188
US Bancorp
2.40%, 07/30/2024	9,070,000	9,243,489
Wells Fargo & Co.
Fixed until 10/30/2024, 2.41% (B), 10/30/2025	10,668,000	10,733,419
3.75%, 01/24/2024	14,000,000	14,558,535

		576,359,332

Beverages - 0.6%
Keurig Dr. Pepper, Inc.
0.75%, 03/15/2024	15,849,000	15,518,318
4.42%, 05/25/2025	7,016,000	7,504,666

		23,022,984

Biotechnology - 0.5%
AbbVie, Inc.
3.80%, 03/15/2025	9,966,000	10,476,200
Gilead Sciences, Inc.
0.75%, 09/29/2023	8,908,000	8,812,431

		19,288,631

Building Products - 0.5%
Carlisle Cos., Inc.
0.55%, 09/01/2023	6,980,000	6,874,637
Owens Corning
4.20%, 12/01/2024	9,968,000	10,539,996

		17,414,633

Capital Markets - 4.2%
Charles Schwab Corp.
2.65%, 01/25/2023	9,964,000	10,118,143
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	6,000,000	6,248,796
4.50%, 04/01/2025	14,000,000	14,576,101
Goldman Sachs Group, Inc.
SOFR + 0.58%, 0.63% (B), 03/08/2024	16,824,000	16,816,883
SOFR + 1.12%, 1.17% (B), 02/24/2028	15,000,000	15,077,850
3-Month LIBOR + 1.17%, 1.33% (B), 05/15/2026	4,984,000	5,068,230
Intercontinental Exchange, Inc.
0.70%, 06/15/2023	8,712,000	8,644,657
Macquarie Group Ltd.
SOFR + 0.71%, 0.75% (B), 10/14/2025 (A)	11,965,000	11,974,692
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	14,952,000	14,297,204
Morgan Stanley
Fixed until 07/22/2024, 2.72% (B), 07/22/2025	4,981,000	5,056,526
4.10%, 05/22/2023	14,873,000	15,371,358
4.88%, 11/01/2022	25,065,000	25,768,120

Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS Group AG
Fixed until 07/30/2023, 1.01% (B), 07/30/2024 (A)	$ 3,000,000	$ 2,965,288

		151,983,848

Chemicals - 1.3%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	20,112,000	21,028,000
International Flavors & Fragrances, Inc.
0.70%, 09/15/2022 (A)	4,322,000	4,310,178
LYB International Finance III LLC
1.25%, 10/01/2025	4,888,000	4,744,770
Syngenta Finance NV
4.44%, 04/24/2023 (A)	10,000,000	10,192,824
Westlake Chemical Corp.
0.88%, 08/15/2024	4,870,000	4,742,868

		45,018,640

Commercial Services & Supplies - 0.8%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	8,869,000	8,543,936
Triton Container International Ltd.
0.80%, 08/01/2023 (A)	19,832,000	19,608,568

		28,152,504

Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022	10,889,000	10,974,696

Construction Materials - 0.8%
CRH America, Inc.
3.88%, 05/18/2025 (A)	10,000,000	10,505,699
Martin Marietta Materials, Inc.
0.65%, 07/15/2023	19,809,000	19,587,191

		30,092,890

Consumer Finance - 3.9%
Ally Financial, Inc.
5.75%, 11/20/2025	16,948,000	18,620,376
American Express Co.
3.40%, 02/22/2024	17,634,000	18,248,436
American Honda Finance Corp.
0.88%, 07/07/2023	11,959,000	11,885,035
Daimler Finance North America LLC
0.75%, 03/01/2024 (A)	13,548,000	13,301,028
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	2,006,000	1,943,312
3.38%, 11/13/2025	7,233,000	7,241,101
General Motors Financial Co., Inc.
SOFR + 0.76%, 0.81% (B), 03/08/2024	14,954,000	14,983,210
2.75%, 06/20/2025	9,971,000	10,100,420
4.15%, 06/19/2023	4,587,000	4,734,706
Hyundai Capital America
0.80%, 04/03/2023 - 01/08/2024 (A)	24,933,000	24,601,478
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A) (C)	14,956,000	14,511,715

		140,170,817

Containers & Packaging - 1.3%
Avery Dennison Corp.
0.85%, 08/15/2024	14,954,000	14,605,158
Berry Global, Inc.
0.95%, 02/15/2024	5,506,000	5,415,454
1.57%, 01/15/2026	4,984,000	4,804,281
4.88%, 07/15/2026 (A)	9,968,000	10,204,740

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sonoco Products Co.
1.80%, 02/01/2025	$ 10,717,000	$ 10,643,072

		45,672,705

Diversified Consumer Services - 0.5%
Nationwide Building Society
0.55%, 01/22/2024 (A)	10,000,000	9,771,121
Fixed until 03/08/2023, 3.77% (B), 03/08/2024 (A)	6,821,000	6,971,320

		16,742,441

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	14,842,000	14,583,501
3.30%, 01/23/2023	6,030,000	6,141,032
AIG Global Funding
0.65%, 06/17/2024 (A)	10,966,000	10,680,856
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,234,000	2,146,462
3.88%, 05/01/2023 (A)	7,000,000	7,158,080
5.50%, 12/15/2024 (A)	10,832,000	11,664,710
Element Fleet Management Corp.
1.60%, 04/06/2024 (A) (C)	2,998,000	2,973,264
3.85%, 06/15/2025 (A) (C)	8,707,000	9,125,722
Jackson Financial, Inc.
1.13%, 11/22/2023 (A)	8,360,000	8,263,975

		72,737,602

Diversified Telecommunication Services - 1.5%
AT&T, Inc.
SOFR + 0.64%, 0.69% (B), 03/25/2024	6,928,000	6,929,940
0.90%, 03/25/2024	19,939,000	19,580,898
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A)	10,388,000	10,457,704
Verizon Communications, Inc.
SOFR + 0.79%, 0.84% (B), 03/20/2026	16,946,000	17,035,423

		54,003,965

Electric Utilities - 3.4%
American Electric Power Co., Inc.
0.75%, 11/01/2023	9,842,000	9,727,788
2.95%, 12/15/2022	8,469,000	8,570,264
Enel Finance International NV
2.65%, 09/10/2024 (A)	18,000,000	18,267,186
Entergy Louisiana LLC
0.95%, 10/01/2024	14,957,000	14,643,912
Evergy, Inc.
2.45%, 09/15/2024	11,565,000	11,722,337
Georgia Power Co.
2.10%, 07/30/2023	7,441,000	7,500,521
Metropolitan Edison Co.
3.50%, 03/15/2023 (A)	12,044,000	12,202,698
NextEra Energy Capital Holdings, Inc.
SOFR + 0.54%, 0.59% (B), 03/01/2023	9,635,000	9,650,664
Oncor Electric Delivery Co. LLC
2.75%, 06/01/2024	10,771,000	11,020,191
Pacific Gas & Electric Co.
1.75%, 06/16/2022	8,781,000	8,778,265
Southern Co.
0.60%, 02/26/2024	9,968,000	9,737,027

		121,820,853

Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment - 0.6%
Siemens Financieringsmaatschappij NV
SOFR + 0.43%, 0.48% (B), 03/11/2024 (A)	$ 10,000,000	$ 10,038,645
3.13%, 03/16/2024 (A)	12,500,000	12,882,180

		22,920,825

Equity Real Estate Investment Trusts - 3.1%
American Tower Corp.
3.00%, 06/15/2023	17,032,000	17,385,434
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	17,658,000	18,121,177
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	10,794,437
National Retail Properties, Inc.
3.60%, 12/15/2026	9,370,000	9,835,459
Office Properties Income Trust
2.65%, 06/15/2026	9,969,000	9,750,580
Realty Income Corp.
4.60%, 02/06/2024	23,370,000	24,589,911
Simon Property Group LP
SOFR + 0.43%, 0.48% (B), 01/11/2024	9,776,000	9,788,024
Ventas Realty LP
3.25%, 10/15/2026	10,968,000	11,400,255

		111,665,277

Food & Staples Retailing - 0.5%
7-Eleven, Inc.
0.80%, 02/10/2024 (A)	14,868,000	14,572,962
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.50%, 02/15/2023 (A)	3,984,000	4,015,872

		18,588,834

Food Products - 0.1%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	3,594,000	3,526,679

Health Care Equipment & Supplies - 0.6%
Becton Dickinson & Co.
3-Month LIBOR + 1.03%, 1.21% (B), 06/06/2022	2,726,000	2,734,156
DH Europe Finance II SARL
2.05%, 11/15/2022	10,888,000	11,000,815
Stryker Corp.
0.60%, 12/01/2023	8,974,000	8,835,519

		22,570,490

Health Care Providers & Services - 1.4%
Cigna Corp.
0.61%, 03/15/2024	4,941,000	4,831,010
3-Month LIBOR + 0.89%, 1.13% (B), 07/15/2023	12,689,000	12,811,443
CVS Health Corp.
2.63%, 08/15/2024	4,979,000	5,081,009
HCA, Inc.
5.00%, 03/15/2024	14,941,000	15,833,000
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	9,959,000	10,072,927

		48,629,389

Hotels, Restaurants & Leisure - 0.7%
Expedia Group, Inc.
4.50%, 08/15/2024	4,287,000	4,508,847

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	$ 4,479,000	$ 4,590,729
Hyatt Hotels Corp.
1.30%, 10/01/2023	6,980,000	6,921,834
Las Vegas Sands Corp.
3.20%, 08/08/2024	8,963,000	9,072,171

		25,093,581

Household Durables - 0.7%
Lennar Corp.
5.88%, 11/15/2024	21,852,000	23,748,535
Newell Brands, Inc.
4.35%, 04/01/2023	2,235,000	2,275,230

		26,023,765

Insurance - 3.3%
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	17,701,000	18,777,905
Aon Corp.
2.20%, 11/15/2022	7,967,000	8,048,507
Athene Global Funding
1.20%, 10/13/2023 (A)	9,881,000	9,804,406
3.00%, 07/01/2022 (A)	4,205,000	4,245,109
Brighthouse Financial Global Funding
1.00%, 04/12/2024 (A)	14,953,000	14,683,401
Brown & Brown, Inc.
4.20%, 09/15/2024	12,098,000	12,752,325
Five Corners Funding Trust
4.42%, 11/15/2023 (A)	8,785,000	9,200,822
GA Global Funding Trust
0.80%, 09/13/2024 (A)	22,850,000	22,076,617
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	8,778,000	9,182,764
Security Benefit Global Funding
1.25%, 05/17/2024 (A)	9,969,000	9,771,404

		118,543,260

IT Services - 0.8%
DXC Technology Co.
1.80%, 09/15/2026	6,650,000	6,431,267
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	8,789,000	8,702,601
Fiserv, Inc.
2.75%, 07/01/2024	13,481,000	13,753,549

		28,887,417

Leisure Products - 0.4%
Brunswick Corp.
0.85%, 08/18/2024	14,860,000	14,513,916

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	14,947,000	16,134,078
Comcast Corp.
3.70%, 04/15/2024	6,390,000	6,665,386
Discovery Communications LLC
2.95%, 03/20/2023	6,297,000	6,398,713
DISH DBS Corp.
5.00%, 03/15/2023	10,484,000	10,650,119
ViacomCBS, Inc.
4.75%, 05/15/2025	4,463,000	4,800,839

		44,649,135

Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.8%
Constellium SE
5.88%, 02/15/2026 (A)	$ 2,000,000	$ 2,017,500
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	12,178,000	12,345,448
4.55%, 11/14/2024	5,068,000	5,322,920
Glencore Funding LLC
3.00%, 10/27/2022 (A) (C)	6,974,000	7,060,468

		26,746,336

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (A)	3,490,000	3,485,637

Multi-Utilities - 1.4%
Black Hills Corp.
1.04%, 08/23/2024	8,946,000	8,746,440
4.25%, 11/30/2023	9,898,000	10,309,067
Dominion Energy, Inc.
2.45%, 01/15/2023 (A)	7,820,000	7,917,769
DTE Energy Co.
2.53%, 10/01/2024	10,070,000	10,217,298
NiSource, Inc.
0.95%, 08/15/2025	14,951,000	14,307,920

		51,498,494

Oil, Gas & Consumable Fuels - 4.2%
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	10,018,000	10,946,837
Continental Resources, Inc.
2.27%, 11/15/2026 (A)	8,968,000	8,671,660
DCP Midstream Operating LP
5.38%, 07/15/2025	16,350,000	17,212,462
Energy Transfer LP
4.20%, 09/15/2023	4,980,000	5,161,318
Eni SpA
4.00%, 09/12/2023 (A)	8,629,000	8,944,874
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	16,344,000	17,161,083
MPLX LP
3.50%, 12/01/2022	8,683,000	8,839,956
4.88%, 12/01/2024	5,661,000	6,058,707
Phillips 66
3.85%, 04/09/2025	11,013,000	11,590,685
Pioneer Natural Resources Co.
0.75%, 01/15/2024	9,927,000	9,733,244
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	1,570,000	1,623,829
3.85%, 10/15/2023	6,324,000	6,519,707
4.65%, 10/15/2025	5,976,000	6,421,305
SA Global Sukuk Ltd.
0.95%, 06/17/2024 (A)	3,000,000	2,926,200
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	17,281,000	17,950,336
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A) (C)	1,737,000	1,723,972
Williams Cos., Inc.
4.55%, 06/24/2024	7,966,000	8,410,239

		149,896,414

Pharmaceuticals - 1.4%
Bayer US Finance II LLC
3.88%, 12/15/2023 (A)	10,000,000	10,333,350
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	5,430,000	5,599,735

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC
0.75%, 09/02/2023	$ 9,188,000	$ 9,054,033
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/2023	15,000,000	15,696,809
Viatris, Inc.
1.13%, 06/22/2022	4,078,000	4,082,593
1.65%, 06/22/2025	4,983,000	4,894,253

		49,660,773

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	8,195,000	8,337,968

Road & Rail - 1.0%
Avolon Holdings Funding Ltd.
3.63%, 05/01/2022 (A)	12,397,000	12,454,339
5.50%, 01/15/2023 (A)	6,127,000	6,323,292
Canadian Pacific Railway Co.
1.35%, 12/02/2024	10,978,000	10,838,169
Union Pacific Corp.
3.50%, 06/08/2023	4,457,000	4,584,818

		34,200,618

Semiconductors & Semiconductor Equipment - 1.7%
KLA Corp.
4.65%, 11/01/2024	17,353,000	18,538,744
Microchip Technology, Inc.
0.97%, 02/15/2024	10,967,000	10,741,628
0.98%, 09/01/2024 (A)	10,254,000	9,975,120
NXP BV / NXP Funding LLC
4.63%, 06/01/2023 (A)	10,000,000	10,383,829
QUALCOMM, Inc.
2.60%, 01/30/2023	5,815,000	5,903,758
Skyworks Solutions, Inc.
0.90%, 06/01/2023	6,931,000	6,859,331

		62,402,410

Software - 0.8%
Infor, Inc.
1.45%, 07/15/2023 (A)	11,692,000	11,651,585
1.75%, 07/15/2025 (A)	9,836,000	9,595,817
VMware, Inc.
0.60%, 08/15/2023	6,978,000	6,883,571

		28,130,973

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	9,113,000	9,039,343
4.45%, 10/02/2023	4,984,000	5,208,646

		14,247,989

Tobacco - 0.6%
BAT Capital Corp.
3.22%, 08/15/2024	6,562,000	6,727,383
BAT International Finance PLC
1.67%, 03/25/2026	14,947,000	14,393,072

		21,120,455

Trading Companies & Distributors - 0.4%
Air Lease Corp.
2.25%, 01/15/2023	15,548,000	15,701,226

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	7,966,000	8,258,794

Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.4%
Sprint Corp.
7.88%, 09/15/2023	$ 2,975,000	$ 3,213,000
T-Mobile USA, Inc.
3.50%, 04/15/2025	10,291,000	10,682,543

		13,895,543

Total Corporate Debt Securities (Cost $2,470,414,163)		2,455,280,810

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,175,000	2,245,078

Total Foreign Government Obligation (Cost $2,171,122)		2,245,078

LOAN ASSIGNMENT - 0.3%
Commercial Services & Supplies - 0.3%
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 4.75% (B), 03/04/2028	9,925,000	9,915,690

Total Loan Assignment (Cost $9,859,904)		9,915,690

MORTGAGE-BACKED SECURITIES - 17.9%
20 Times Square Trust
Series 2018-20TS, Class B,
3.10% (B), 05/15/2035 (A)	3,000,000	2,977,050
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	10,900,000	10,704,215
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 1.36% (B), 09/15/2034 (A)	16,000,000	15,929,253
AOA Mortgage Trust
Series 2021-1177, Class C,
1-Month LIBOR + 1.42%, 1.53% (B), 10/15/2038 (A)	9,300,000	9,272,659
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 1.51% (B), 04/15/2035 (A)	18,800,000	18,565,216
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.21% (B), 04/15/2035 (A)	10,520,000	10,349,744
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 1.91% (B), 09/15/2032 (A)	5,000,000	4,962,386
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.31% (B), 08/15/2036 (A)	15,300,000	15,223,108
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.81% (B), 08/15/2036 (A)	15,254,000	15,168,129
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 2.61% (B), 08/15/2036 (A)	5,000,000	4,968,996

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust (continued)
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.23% (B), 03/15/2037 (A)	$ 16,015,000	$ 15,515,878
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.54% (B), 03/15/2037 (A)	15,000,000	14,250,849
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 2.01% (B), 07/15/2035 (A)	14,900,000	14,825,162
BX
Series 2021-MFM1, Class B,
1-Month LIBOR + 0.95%, 1.06% (B), 01/15/2034 (A)	6,500,000	6,445,266
Series 2021-MFM1, Class C,
1-Month LIBOR + 1.20%, 1.31% (B), 01/15/2034 (A)	4,000,000	3,973,536
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.56% (B), 10/15/2036 (A)	10,200,000	10,168,284
Series 2020-VKNG, Class C,
1-Month LIBOR + 1.40%, 1.51% (B), 10/15/2037 (A)	4,852,325	4,830,926
Series 2021-VOLT, Class C,
1-Month LIBOR + 1.10%, 1.21% (B), 09/15/2036 (A)	11,700,000	11,582,719
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.33% (B), 05/15/2035 (A)	5,480,000	5,445,867
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 1.88% (B), 05/15/2035 (A)	6,250,000	6,211,266
Series 2021-ARIA, Class C,
1-Month LIBOR + 1.65%, 1.75% (B), 10/15/2036 (A)	13,000,000	12,934,866
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 2.11% (B), 11/15/2034 (A)	11,825,000	11,110,966
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 1.86% (B), 12/15/2037 (A)	9,760,000	9,748,181
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 1.86% (B), 07/15/2030 (A)	10,000,000	9,972,694
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.36% (B), 11/15/2036 (A)	17,400,000	17,404,289
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	16,952,996	16,530,350
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,575,568	1,594,241
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	4,579,903	4,636,014

Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Colony Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 1.78% (B), 11/15/2038 (A)	$ 14,650,000	$ 14,604,415
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 1.41% (B), 12/15/2031 (A)	12,312,000	12,141,341
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	13,110,430	12,616,232
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	7,719,882	7,703,410
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	14,442,631	14,272,134
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 0.96% (B), 06/15/2034 (A)	12,500,000	12,410,844
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 1.11% (B), 06/15/2034 (A)	2,500,000	2,475,470
DBWF Mortgage Trust
Series 2018-GLKS, Class D,
1-Month LIBOR + 2.40%, 2.50% (B), 12/19/2030 (A)	10,000,000	9,924,725
Extended Stay America Trust
Series 2021-ESH, Class C,
1-Month LIBOR + 1.70%, 1.81% (B), 07/15/2038 (A)	6,132,259	6,128,563
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	15,000,000	15,013,098
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.74% (B), 12/15/2036 (A)	9,960,000	9,866,450
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	1,366,697	1,369,987
Hilton Orlando Trust
Series 2018-ORL, Class C,
1-Month LIBOR + 1.45%, 1.56% (B), 12/15/2034 (A)	14,000,000	13,912,854
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 1.71% (B), 11/15/2036 (A)	6,872,728	6,812,063
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.95%, 2.06% (B), 11/15/2036 (A)	10,730,000	10,676,164
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	5,548,214	5,620,342
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	4,568,472	4,456,548

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MHP
Series 2021-STOR, Class C,
1-Month LIBOR + 1.05%, 1.16% (B), 07/15/2038 (A)	$ 3,000,000	$ 2,981,352
Series 2021-STOR, Class D,
1-Month LIBOR + 1.35%, 1.46% (B), 07/15/2038 (A)	5,000,000	4,962,405
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 2.31% (B), 11/15/2034 (A)	15,700,000	15,595,418
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.51% (B), 07/15/2035 (A)	10,850,000	10,774,815
Series 2019-BPR, Class B,
1-Month LIBOR + 2.10%, 2.21% (B), 05/15/2036 (A)	6,720,000	6,537,753
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 2.80% (B), 12/15/2036 (A)	7,000,000	6,991,247
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 3.00% (B), 12/15/2036 (A)	5,200,000	5,191,675
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	3,375,238	3,321,031
Motel Trust
Series 2021-MTL6, Class C,
1-Month LIBOR + 1.50%, 1.61% (B), 09/15/2038 (A)	2,750,000	2,746,682
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.29% (B), 10/15/2037 (A)	11,780,000	11,731,505
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.76% (B), 10/15/2037 (A)	9,220,000	9,205,127
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,216,484	1,257,883
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,571,009	1,623,279
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	2,602,880	2,715,791
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	4,412,141	4,574,210
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	2,660,744	2,758,936
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 1.61% (B), 06/25/2057 (A)	2,684,932	2,721,293
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	2,944,668	3,070,011
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	4,425,747	4,582,048
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	2,792,578	2,830,694
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	5,384,004	5,568,179
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	6,386,692	6,597,723
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	5,490,774	5,631,257
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	7,007,196	7,139,916
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	11,395,478	11,611,308

Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 1.06% (B), 01/15/2036 (A)	$ 12,500,000	$ 12,492,526
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 0.29% (B), 12/20/2036 (A)	1,548,918	1,548,219
SFO Commercial Mortgage Trust
Series 2021-555, Class D,
1-Month LIBOR + 0.00%, 2.51% (B), 05/15/2038 (A)	9,900,000	9,888,048
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.65%, 1.75% (B), 11/11/2034 (A)	12,151,204	12,075,927
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	6,313,523	6,408,795
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	11,988,182	12,024,980

Total Mortgage-Backed Securities (Cost $648,420,531)		642,466,783

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (D)
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 2.02% (B), 08/01/2037	296,177	296,781

Total U.S. Government Agency Obligation (Cost $300,331)		296,781

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (E)	13,868,955	$ 13,868,955

Total Other Investment Company (Cost $13,868,955)		13,868,955

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 0.00% (E), dated 01/31/2022, to be repurchased at $47,585,321 on 02/01/2022. Collateralized by a U.S. Government Obligation, 1.75%, due 01/15/2028, and with a value of $48,537,060.	$ 47,585,321	47,585,321

Total Repurchase Agreement (Cost $47,585,321)		47,585,321

Total Investments (Cost $3,633,060,543)		3,610,427,032
Net Other Assets (Liabilities) - (0.5)%		(16,833,554)

Net Assets - 100.0%		$ 3,593,593,478

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	221	03/31/2022	$ 48,349,387	$ 47,881,031	$ —	$ (468,356)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(857)	03/31/2022	$ (103,902,738)	$ (102,157,078)	$1,745,660	$—

Total Futures Contracts					$1,745,660	$(468,356)

Transamerica Funds	Page 9

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$438,767,614	$—	$438,767,614
Corporate Debt Securities	—	2,455,280,810	—	2,455,280,810
Foreign Government Obligation	—	2,245,078	—	2,245,078
Loan Assignment	—	9,915,690	—	9,915,690
Mortgage-Backed Securities	—	642,466,783	—	642,466,783
U.S. Government Agency Obligation	—	296,781	—	296,781
Other Investment Company	13,868,955	—	—	13,868,955
Repurchase Agreement	—	47,585,321	—	47,585,321

Total Investments	$13,868,955	$3,596,558,077	$—	$3,610,427,032

Other Financial Instruments
Futures Contracts (G)	$1,745,660	$—	$—	$1,745,660

Total Other Financial Instruments	$1,745,660	$—	$—	$1,745,660

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(468,356)	$—	$—	$(468,356)

Total Other Financial Instruments	$(468,356)	$—	$—	$(468,356)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $1,837,381,999, representing 51.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,079,810, collateralized by cash collateral of $13,868,955 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $507,500. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at January 31, 2022.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 10

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Short-Term Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 11

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 12